Consolidated Statements of Changes in Shareholders Equity - USD ($) $ in Millions	Share capital	Contributed surplus	Accumulated other comprehensive loss	Retained earnings (deficit)	Total
Balance at beginning of period at Dec. 31, 2020	$ 5,580.1	$ 14.0	$ (115.9)	$ (34.4)	$ 5,443.8
Net income				733.7	733.7
Other comprehensive (loss) income, net of taxes			18.6		18.6
Total comprehensive income					752.3
Exercise of stock options	0.5	(0.1)			0.4
Share-based payments		8.3			8.3
Vesting of restricted share units	6.1	(6.1)
Transfer of gain on disposal of equity investments at FVTOCI			(7.0)	7.0
Dividend reinvestment plan	41.8				41.8
Dividends declared				(221.4)	(221.4)
Balance at end of period at Dec. 31, 2021	5,628.5	16.1	(104.3)	484.9	6,025.2
Net income				700.6	700.6
Other comprehensive (loss) income, net of taxes			(128.7)		(128.7)
Total comprehensive income					571.9
Exercise of stock options	12.2	(2.7)			9.5
Share-based payments		8.6			8.6
Vesting of restricted share units	6.4	(6.4)
Transfer of gain on disposal of equity investments at FVTOCI			(0.7)	0.7
Dividend reinvestment plan	48.2				48.2
Dividends declared				(245.8)	(245.8)
Balance at end of period at Dec. 31, 2022	$ 5,695.3	$ 15.6	$ (233.7)	$ 940.4	$ 6,417.6